Mirae Asset Discovery Funds
(the “Trust”)

Global Great Consumer Fund
(the “Fund”)

Supplement dated December 14, 2012 to the Prospectus dated August 28, 2012, as amended October 19, 2012

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated August 28, 2012, as amended October 19, 2012.

The last paragraph under the sub-section of the Prospectus entitled “Management of the Funds – All Funds” is hereby replaced with the following:

A discussion of the basis for the Board of Trustees’ approval of the Investment Management Agreement with Mirae Asset USA with respect to Global Great Consumer Fund is included in the Trust’s semi-annual shareholder report for the fiscal period ended October 31, 2012.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Mirae Asset Discovery Funds
(the “Trust”)

Global Dynamic Bond Fund
(the “Fund”)

Supplement dated December 14, 2012 to the Prospectus dated August 28, 2012

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated August 28, 2012.

The last paragraph under the sub-section of the Prospectus entitled “Management of the Funds – Mirae Asset Global Investments (USA) LLC” is hereby replaced with the following:

A discussion of the basis for the Board of Trustees’ approval of the Investment Management Agreement with Mirae Asset USA with respect to the Fund is included in the Trust’s semi-annual shareholder report for the fiscal period ended October 31, 2012.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE